Financial Risk Management (Details) - Schedule of Group’s Revenue	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Group's Revenue [Line Items]
Exposure to credit risk	RM 17,274,487	$ 3,663,186	RM 30,758,185	RM 27,246,838
Customer A [Member]
Schedule of Group's Revenue [Line Items]
Exposure to credit risk	10,763,769	2,282,539	13,716,413	14,517,863
Customer B [Member]
Schedule of Group's Revenue [Line Items]
Exposure to credit risk	3,274,015	694,280	7,823,338	8,221,138
Customer C [Member]
Schedule of Group's Revenue [Line Items]
Exposure to credit risk	3,236,703	686,367	5,804,590	4,507,837
Customer D [Member]
Schedule of Group's Revenue [Line Items]
Exposure to credit risk			RM 3,413,844